UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 93.8%
Consumer Discretionary — 27.7%
Amazon.com*	28,171	$17,632,229
BorgWarner	129,980	5,565,744
Chipotle Mexican Grill, Cl A*	7,615	4,875,351
Dollar General	93,005	6,302,949
Hilton Worldwide Holdings	220,000	5,497,800
Home Depot	109,090	13,487,888
lululemon athletica*	87,800	4,317,126
NIKE, Cl B	69,930	9,162,928
Priceline Group*	11,890	17,290,914
Starbucks	210,050	13,142,828
Time Warner	102,590	7,729,131
Twenty-First Century Fox, Cl A	275,380	8,451,412
Walt Disney	88,860	10,106,936

		123,563,236

Consumer Staples — 4.6%
Costco Wholesale	64,382	10,180,082
CVS Health	102,065	10,081,981

		20,262,063

Energy — 1.9%
Anadarko Petroleum	60,600	4,052,928
Schlumberger	58,653	4,584,318

		8,637,246

Financials — 6.0%
BlackRock, Cl A	19,511	6,867,287
Charles Schwab	267,500	8,164,100
Invesco	120,109	3,984,015
Moody’s	81,405	7,827,905

		26,843,307

Health Care — 14.4%
Allergan*	31,830	9,818,600
Becton Dickinson	60,000	8,551,200
Biogen*	33,164	9,634,474
Bristol-Myers Squibb	117,165	7,727,032
Celgene*	95,210	11,683,219
Gilead Sciences	113,155	12,235,450
Zoetis, Cl A	109,735	4,719,702

		64,369,677

Industrials — 7.2%
Boeing	60,325	8,932,323
Canadian Pacific Railway	34,990	4,916,095
Danaher	100,000	9,331,000
Southwest Airlines	195,000	9,026,550

		32,205,968

Information Technology — 32.0%
Alphabet, Cl A*	18,354	13,534,056
Alphabet, Cl C*	18,720	13,306,363
Apple	170,396	20,362,322
Cognizant Technology Solutions, Cl A*	186,547	12,705,716
Facebook, Cl A*	200,690	20,464,359
Lam Research	76,860	5,886,708
MasterCard, Cl A	116,410	11,523,426
PayPal Holdings*	281,520	10,137,535
Salesforce.com*	96,135	7,470,651
Splunk*	73,000	4,099,680
Visa, Cl A	210,100	16,299,558
Workday, Cl A*	85,000	6,712,450

		142,502,824

Total Common Stock (Cost $249,459,603)		418,384,321

Description	Shares	Value
CASH EQUIVALENT** — 6.7%
AIM STIT-Government & Agency Portfolio, Private Class, 0.040% (Cost $29,904,339)	29,904,339	$29,904,339

Total Investments — 100.5% (Cost $279,363,942)†		$448,288,660

Percentages are based on Net Assets of $446,119,257.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2015.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl – Class

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $279,363,942, and the unrealized appreciation and depreciation were $171,550,355 and $(2,625,637), respectively.

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 99.9%
Consumer Discretionary — 17.9%
Carnival	256,500	$13,871,520
Las Vegas Sands	128,500	6,362,035
Lowe’s	87,100	6,430,593
Target	154,800	11,947,464
Walt Disney	68,300	7,768,442
Whirlpool	77,500	12,410,850

		58,790,904

Energy — 4.6%
Occidental Petroleum	95,400	7,111,116
Valero Energy	118,700	7,824,704

		14,935,820

Financials — 26.3%
American Express	132,635	9,716,840
American International Group	200,400	12,637,224
Capital One Financial	171,100	13,499,790
Citigroup	246,500	13,106,405
FNF Group	317,300	11,194,344
Lazard, Cl A	176,300	8,166,216
Nasdaq	145,800	8,440,362
Wells Fargo	178,100	9,642,334

		86,403,515

Health Care — 14.3%
Abbott Laboratories	134,300	6,016,640
AbbVie	197,900	11,784,945
Baxalta	247,800	8,539,188
Medtronic	134,300	9,927,456
Novartis ADR	118,300	10,697,869

		46,966,098

Industrials — 21.6%
Boeing	78,100	11,564,267
Eaton	164,600	9,202,786
General Electric	542,600	15,691,992
Honeywell International	81,350	8,401,828
Nielsen Holdings	223,600	10,623,236
United Continental Holdings*	252,130	15,205,961

		70,690,070

Information Technology — 15.2%
Broadridge Financial Solutions	84,400	5,028,552
Cisco Systems	449,760	12,975,576
Corning	722,400	13,436,640
eBay*	353,000	9,848,700
Maxim Integrated Products	210,400	8,622,192

		49,911,660

Total Common Stock (Cost $292,879,420)		327,698,067

CASH EQUIVALENT** — 0.0%
AIM STIT-Government & Agency Portfolio, Private Class, 0.040% (Cost $97,762)	97,762	97,762

Total Investments — 99.9% (Cost $292,977,182)†		$327,795,829

Percentages are based on Net Assets of $328,106,007.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2015.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $292,977,182, and the unrealized appreciation and depreciation were $41,692,508 and $(6,873,861), respectively.

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK — 92.6%
Consumer Discretionary — 9.7%
Coach	40,400	$1,260,480
General Motors	153,600	5,362,176
Honda Motor ADR	105,100	3,481,963
Johnson Controls	22,300	1,007,514
Target	30,600	2,361,708

		13,473,841

Consumer Staples — 2.3%
Archer-Daniels-Midland	28,600	1,305,876
Wal-Mart Stores	33,200	1,900,368

		3,206,244

Energy — 12.0%
BP ADR	111,300	3,973,410
Ensco, Cl A	150,700	2,506,141
National Oilwell Varco	47,500	1,787,900
Occidental Petroleum	38,000	2,832,520
Royal Dutch Shell ADR, Cl A	40,800	2,140,368
Schlumberger	43,300	3,384,328

		16,624,667

Financials — 18.6%
Allstate	53,700	3,322,956
Annaly Capital Management‡	242,900	2,416,855
Bank of America	266,530	4,472,373
Barclays ADR	151,300	2,152,999
BB&T	27,800	1,032,770
Citigroup	70,400	3,743,168
Lincoln National	24,567	1,314,580
Marsh & McLennan	38,600	2,151,564
XL Group, Cl A	139,550	5,314,064

		25,921,329

Health Care — 7.6%
Merck	37,200	2,033,352
Quest Diagnostics	13,600	924,120
Sanofi ADR	105,100	5,290,734
Teva Pharmaceutical Industries ADR	39,600	2,343,924

		10,592,130

Industrials — 8.2%
Boeing	31,900	4,723,433
Dover	23,300	1,501,219
Raytheon	17,600	2,066,240
Union Pacific	34,000	3,037,900

		11,328,792

Information Technology — 14.6%
Applied Materials	179,660	3,012,898
Black Box	66,856	816,312
International Business Machines	34,500	4,832,760
QUALCOMM	22,300	1,325,066
Telefonaktiebolaget LM Ericsson ADR	330,432	3,218,408
Western Union	371,000	7,141,750

		20,347,194

Materials — 14.4%
Dow Chemical	116,600	6,024,722
Monsanto	36,700	3,421,174
Mosaic	105,450	3,563,155
Rio Tinto ADR	71,200	2,599,512
WestRock	82,000	4,408,320

		20,016,883

Description	Shares	Value
Telecommunication Services — 5.2%
AT&T	215,692	$7,227,839

Total Common Stock (Cost $132,859,221)		128,738,919

CASH EQUIVALENT* — 7.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.000% (Cost $10,928,022)	10,928,022	10,928,022

Total Investments — 100.5% (Cost $143,787,243)†		$139,666,941

Percentages are based on Net Assets of $139,009,991.

*	Rate shown is the 7-day effective yield as of October 31, 2015.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $143,787,243, and the unrealized appreciation and depreciation were $15,879,041 and $(19,999,343), respectively.

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 91.0%
Consumer Discretionary — 15.3%
AutoNation*	5,215	$329,536
Best Buy	8,291	290,434
Dollar Tree*	6,320	413,897
Gannett	1	8
Lennar, Cl A	8,065	403,814
TEGNA	11,475	310,284
Under Armour, Cl A*	6,520	619,922

		2,367,895

Consumer Staples — 5.6%
Monster Beverage*	3,990	543,917
WhiteWave Foods, Cl A*	8,074	330,872

		874,789

Energy — 2.3%
Diamondback Energy	4,805	354,801

Financials — 14.1%
E*TRADE Financial*	14,140	403,131
Huntington Bancshares	23,051	252,870
Jones Lang LaSalle	3,235	539,307
Moody’s	4,000	384,640
Raymond James Financial	5,075	279,683
Signature Bank NY*	2,170	323,156

		2,182,787

Health Care — 8.3%
DexCom*	1,845	153,725
Laboratory Corp of America Holdings*	3,002	368,466
Mettler-Toledo International*	1,185	368,523
Team Health Holdings*	6,555	391,137

		1,281,851

Industrials — 17.8%
Alaska Air Group	2,814	214,567
AMETEK	6,125	335,772
Expeditors International of Washington	6,880	342,555
Hexcel	5,380	249,202
Masco	7,258	210,482
Middleby*	4,890	571,837
Roper Technologies	2,030	378,291
Wabtec	5,480	454,128

		2,756,834

Information Technology — 25.5%
ACI Worldwide*	21,750	520,913
Akamai Technologies*	7,010	426,348
Criteo ADR*	9,025	343,492
Euronet Worldwide*	8,220	659,573
FleetCor Technologies*	3,420	495,421
Fortinet*	6,430	220,935
Juniper Networks	11,572	363,245
SanDisk	4,147	319,319
Take-Two Interactive Software*	10,000	332,000
Twitter*	9,229	262,657

		3,943,903

Telecommunication Services — 2.1%
SBA Communications, Cl A*	2,720	323,734

Total Common Stock (Cost $11,368,093)		14,086,594

Description	Shares	Value
CASH EQUIVALENT** — 9.1%
AIM STIT-Government & Agency Portfolio, Private Class, 0.040% (Cost $1,405,163)	1,405,163	$1,405,163

Total Investments — 100.1% (Cost $12,773,256)†		$15,491,757

Percentages are based on Net Assets of $15,474,219.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2015.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $12,773,256, and the unrealized appreciation and depreciation were $2,825,679 and $(107,178), respectively.

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK — 92.6%
Argentina — 0.4%
MercadoLibre	2,325	$228,710

Australia — 2.3%
carsales.com	61,123	425,956
REA Group	25,794	879,376

		1,305,332

Brazil — 0.3%
BM&FBOVESPA	51,613	152,569

Canada — 2.7%
AutoCanada	14,702	356,194
Concordia Healthcare	7,873	240,838
Constellation Software	1,365	589,802
Gildan Activewear, Cl A	12,999	373,461

		1,560,295

China — 4.9%
Alibaba Group Holding ADR*	2,129	178,474
Baidu ADR*	1,024	191,969
CGN Power, Cl H (A)	625,117	259,706
Ctrip.com International ADR*	11,576	1,076,221
JD.com ADR*	6,625	182,982
Tencent Holdings	12,891	243,592
Vipshop Holdings ADR*	31,346	643,220

		2,776,164

Denmark — 1.0%
Novo Nordisk, Cl B	10,531	557,583

France — 11.9%
Accor	11,523	573,959
AXA	17,661	472,531
Cie de St.-Gobain	15,284	640,590
Edenred	38,067	700,732
Eurofins Scientific	1,032	373,790
Ingenico Group	6,068	718,149
Pernod Ricard	4,401	519,342
Remy Cointreau	3,192	222,650
Schneider Electric	8,021	486,346
Suez Environnement	14,806	281,713
Total	13,852	672,379
Vinci	10,471	705,546
Vivendi	16,974	409,379

		6,777,106

Germany — 3.5%
Deutsche Boerse	6,239	574,720
Fresenius	8,296	609,700
Wirecard	10,139	525,106
Zalando* (A)	8,589	300,867

		2,010,393

Hong Kong — 1.7%
China Mobile	23,691	283,128
Galaxy Entertainment Group	106,400	364,614
Hong Kong Exchanges and Clearing	13,025	341,843

		989,585

Ireland — 0.8%
Experian	27,136	464,245

Description	Shares	Value
Italy — 4.9%
Atlantia	20,954	$580,452
Intesa Sanpaolo	248,881	868,409
Telecom Italia	669,900	935,876
Yoox Net-A-Porter Group, Cl A*	13,091	444,770

		2,829,507

Japan — 9.7%
East Japan Railway	2,902	276,413
Japan Exchange Group	67,230	1,084,018
Kakaku.com	24,672	462,086
Nippon Telegraph & Telephone	25,446	938,702
Nomura Holdings	97,247	610,606
Sony	26,779	764,368
Sumitomo Mitsui Trust Holdings	157,120	602,872
Toyota Motor	13,193	809,314

		5,548,379

Mexico — 1.3%
Fomento Economico Mexicano ADR	4,395	435,500
Wal-Mart de Mexico	113,949	301,812

		737,312

Netherlands — 3.4%
AerCap Holdings*	10,129	420,353
Heineken	3,500	319,947
ING Groep	46,571	676,666
NXP Semiconductors*	6,850	536,698

		1,953,664

South Korea — 1.0%
Korea Electric Power	13,394	601,772

Spain — 2.2%
Banco Popular Espanol	146,241	557,637
Grifols	11,362	527,334
Melia Hotels International	11,864	172,126

		1,257,097

Sweden — 1.8%
Arcam*	10,221	192,013
Electrolux	13,222	386,463
Hexagon, Cl B	12,485	434,107

		1,012,583

Switzerland — 6.4%
Nestle	8,923	682,806
Novartis	7,073	642,541
Partners Group Holding	2,220	804,135
Roche Holding	2,563	697,320
Syngenta	848	285,906
UBS Group	26,732	534,938

		3,647,646

Taiwan — 1.3%
Largan Precision	4,870	379,270
Taiwan Semiconductor Manufacturing ADR	16,204	355,840

		735,110

Turkey — 0.6%
Coca-Cola Icecek	27,651	350,866

United Kingdom — 18.3%
ARM Holdings	67,209	1,065,950
ASOS*	7,165	361,410
Aviva	108,952	815,025
Delphi Automotive	5,669	471,604

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
Foxtons Group	165,604	$511,752
Hargreaves Lansdown	23,342	519,472
Intertek Group	14,530	588,480
ITV	144,820	563,462
Liberty Global*	13,223	563,829
Lloyds Banking Group	577,953	656,417
London Stock Exchange Group	17,661	693,199
National Grid	18,889	269,704
Optimal Payments*	235,110	1,102,150
Rightmove	4,928	291,859
Schroders	13,118	602,715
St. James’s Place	46,390	690,077
Whitbread	8,740	669,516

		10,436,621

United States — 12.2%
Allergan*	2,548	785,981
Apple	4,856	580,292
CME Group, Cl A	6,477	611,882
Exxon Mobil	1,900	157,206
First Cash Financial Services*	7,254	276,740
Grifols ADR	4,837	168,376
International Flavors & Fragrances	5,568	646,222
Kansas City Southern	3,400	281,384
MasterCard, Cl A	7,905	782,516
Mead Johnson Nutrition, Cl A	7,410	607,620
Nielsen Holdings	15,286	726,238
Priceline Group*	391	568,608
PriceSmart	5,120	440,218
WisdomTree Investments	18,526	356,255

		6,989,538

Total Common Stock (Cost $51,699,617)		52,922,077

PREFERRED STOCK — 0.1%
Germany — 0.1%
Volkswagen	568	68,398

Total Preferred Stock (Cost $67,615)		68,398

CASH EQUIVALENT** — 7.2%
AIM STIT-Government & Agency Portfolio, Private Class, 0.040% (Cost $4,125,035)	4,125,035	4,125,035

Total Investments — 99.9% (Cost $55,892,267)†		$57,115,510

The outstanding forward foreign currency contracts held by the Fund at October 31, 2015 are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
State Street	2/16/16	CNH	12,446,000	USD	1,897,371	$(51,593)
State Street	11/19/15-1/19/16	EUR	7,501,900	USD	8,409,191	155,602
State Street	11/27/15-1/19/16	JPY	224,507,400	USD	1,891,546	29,400
State Street	2/16/16	USD	662,899	CNH	4,302,600	10,861
State Street	11/19/15-1/19/16	USD	7,445,566	EUR	6,597,600	(187,039)
State Street	11/27/15-1/19/16	USD	1,865,100	JPY	224,507,400	(2,954)

						$(45,723)

For the period ended October 31, 2015, the Fund entered into forward foreign currency contracts to receive USD with an average notional value of $3,324,521 and entered into forward foreign currency contracts to sell USD with an average notional value of $4,066,036.

Percentages are based on Net Assets of $57,173,131.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2015.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR – American Depositary Receipt

Cl – Class

CNH – Chinese Yuan

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $55,892,267, and the unrealized appreciation and depreciation were $3,672,385 and $(2,449,142), respectively.

The following is a list of the level of inputs used as of October 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,922,077	$—	$—	$52,922,077
Preferred Stock	68,398	—	—	68,398
Cash Equivalent	4,125,035	—	—	4,125,035

Total Investments in Securities	$57,115,510	$—	$—	$57,115,510

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts***
Unrealized Appreciation	$—	$195,863	$—	$195,863
Unrealized Depreciation	—	(241,586)	—	(241,586)

Total Other Financial Instruments	$—	$(45,723)	$—	$(45,723)

***	Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 99.0%
Energy — 82.8%
Anadarko Petroleum	9,000	$601,920
Baker Hughes	4,000	210,720
Bonanza Creek Energy*	34,000	193,460
Canadian Natural Resources	14,500	336,690
CARBO Ceramics	18,500	324,120
Chevron	9,500	863,360
Concho Resources*	5,750	666,482
Core Laboratories	10,250	1,192,383
Crescent Point Energy	57,500	783,725
Dril-Quip*	12,000	738,720
EOG Resources	12,750	1,094,587
Exxon Mobil	8,750	723,975
Halliburton	24,000	921,120
Memorial Resource Development*	26,000	459,940
Noble Energy	24,000	860,160
Occidental Petroleum	15,000	1,118,100
Patterson-UTI Energy	30,000	446,700
Phillips 66	9,000	801,450
Plains GP Holdings, Cl A	50,000	777,500
Precision Drilling	40,000	158,000
Rice Energy*	18,500	282,310
Schlumberger	12,750	996,540
Scorpio Tankers	24,000	218,880
SM Energy	28,750	958,813
Suncor Energy	16,000	475,680
Total ADR	12,000	578,760
TransCanada	23,000	772,570
Valero Energy	15,000	988,800

		18,545,465

Financials — 4.2%
Weyerhaeuser‡	32,000	938,560

Industrials — 1.3%
General Electric	10,000	289,200

Information Technology — 1.7%
SunPower, Cl A*	14,000	375,760

Materials — 9.0%
Alcoa	22,500	200,925
Eagle Materials	3,500	231,105
Flotek Industries*	24,000	434,400
Royal Gold	2,400	114,816
Steel Dynamics	21,000	387,870
WestRock	12,000	645,120

		2,014,236

Total Common Stock (Cost $23,880,826)		22,163,221

CASH EQUIVALENT** — 2.0%
AIM STIT - Liquid Assets Portfolio, Private Class, 0.020% (Cost $453,594)	453,594	453,594

Total Investments — 101.0% (Cost $24,334,420)†		$22,616,815

Percentages are based on Net Assets of $22,393,796.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2015.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $24,334,420, and the unrealized appreciation and depreciation were $1,784,859 and $(3,502,464), respectively.

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK — 70.5%
Consumer Discretionary — 14.2%
CarMax* (A)	10,435	$615,769
Comcast, Cl A (A)	10,626	665,400
Ford Motor (A)	74,905	1,109,343
General Motors (A)	35,229	1,229,844
Home Depot (A)	7,301	902,696
Johnson Controls (A)	14,767	667,173
Starbucks	13,085	818,729
Viacom, Cl B (A)	14,665	723,131
Walt Disney (A)	11,416	1,298,456

		8,030,541

Consumer Staples — 7.7%
CVS Health (A)	21,201	2,094,235
Walgreens Boots Alliance (A)	17,838	1,510,522
Wal-Mart Stores (A)	13,111	750,473

		4,355,230

Energy — 7.1%
Chevron (A)	7,212	655,427
ConocoPhillips (A)	11,875	633,531
Exxon Mobil (A)	7,301	604,085
Helmerich & Payne (A)	11,849	666,743
National Oilwell Varco (A)	14,945	562,530
Valero Energy (A)	13,684	902,049

		4,024,365

Financials — 10.4%
Allstate (A)	17,239	1,066,749
American International Group (A)	10,066	634,762
Citigroup (A)	11,072	588,698
Everest Re Group (A)	4,090	727,897
Goldman Sachs Group (A)	2,918	547,125
JPMorgan Chase (A)	9,148	587,759
Travelers (A)	15,022	1,695,834

		5,848,824

Health Care — 9.4%
Allergan* (A)	2,905	896,105
Amgen (A)	4,612	729,526
Celgene* (A)	5,440	667,542
Express Scripts Holding* (A)	8,358	721,964
Gilead Sciences (A)	7,951	859,742
Mallinckrodt* (A)	4,918	322,965
Merck (A)	9,084	496,532
Pfizer (A)	16,984	574,399

		5,268,775

Industrials — 3.1%
Danaher (A)	7,250	676,498
Union Pacific (A)	6,154	549,860
United Technologies (A)	5,415	532,890

		1,759,248

Information Technology — 12.7%
Accenture, Cl A (A)	6,027	646,094
Alphabet, Cl A* (A)	930	685,773
Apple (A)	8,817	1,053,631
ARRIS Group* (A)	22,858	645,967
Avago Technologies, Cl A (A)	4,752	585,114
Cisco Systems (A)	21,494	620,102
Intel (A)	34,911	1,182,086
Microsoft (A)	13,289	699,533

Description	Shares/ Contracts	Value
Oracle (A)	26,540	$1,030,814

		7,149,114

Materials — 1.9%
CF Industries Holdings (A)	9,849	500,034
LyondellBasell Industries, Cl A (A)	5,988	556,345

		1,056,379

Telecommunication Services — 2.6%
AT&T (A)	44,365	1,486,671

Utilities — 1.4%
American Electric Power (A)	13,544	767,268

Total Common Stock (Cost $37,888,443)		39,746,415

REGISTERED INVESTMENT COMPANIES — 31.6%
Exchange Traded Funds — 31.6%
Financial Select Sector SPDR Fund (A)	114,938	2,767,707
Health Care Select Sector SPDR Fund (A)	38,376	2,737,744
Industrial Select Sector SPDR Fund (A)	62,355	3,384,006
iShares US Technology ETF (A)	38,746	4,233,000
Materials Select Sector SPDR Fund (A)	14,640	662,899
SPDR S&P 500 ETF Trust (A)	16,486	3,427,934
Utilities Select Sector SPDR Fund (A)	13,416	586,950

Total Registered Investment Companies (Cost $14,077,583)		17,800,240

Total Investments — 102.1% (Cost $51,966,026)†		$57,546,655

WRITTEN EQUITY OPTION* (B) — (1.5)%
S&P Index Call Option, Expires 11/20/15, Strike Price $2,030 (Premiums Received $424,109)††	(145)	$(855,500)

Percentages are based on Net Assets of $56,375,395.

*	Non-income producing security.
(A)	All or a portion is pledged as collateral for written options.
(B)	For the period ended October 31, 2015, the total amount of written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

Cl – Class

ETF – Exchange Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $51,966,026, and the unrealized appreciation and depreciation were $8,117,989 and $(2,537,360), respectively.
††	At October 31, 2015, the tax basis cost of the Fund’s options was $(424,109), and the unrealized appreciation and depreciation were $0 and $(431,391), respectively.

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
OCTOBER 31, 2015 (Unaudited)

As of October 31, 2015, all of the Fund’s investments in securities and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 96.8%
Open-End Funds — 83.7%
American Beacon Acadian Emerging Markets Managed Volatility Fund	5,488	$52,299
Artisan High Income Fund	6,006	57,894
Causeway International Value Fund	2,094	31,005
Frost Credit Fund, Institutional Class Shares*	7,417	71,575
Frost Growth Equity Fund, Institutional Class Shares*	12,954	200,790
Frost Total Return Bond Fund, Institutional Class Shares*	70,991	742,561
Frost Value Equity Fund, Institutional Class Shares*	15,755	173,777
Hartford World Bond Fund	24,300	254,909
Lazard International Equity Portfolio	1,793	31,488
Metropolitan West Total Return Bond Fund	35,058	379,324
T. Rowe Price International Discovery Fund	1,218	67,730
Templeton Global Bond Fund	7,143	83,711
Vanguard Total Bond Market Index Fund	35,283	379,649

		2,526,712

Exchange Traded Funds — 13.1%
iShares Cohen & Steers REIT ETF	304	29,634
iShares Core S&P Mid-Capital ETF	659	95,034
iShares Russell 1000 Value ETF	610	61,177
SPDR S&P 500 ETF Trust	849	176,533
Vanguard Small-Capital ETF	275	31,372

		393,750

Total Registered Investment Companies (Cost $2,946,277)		2,920,462

CASH EQUIVALENT** — 3.5%
AIM STIT - Liquid Assets Portfolio, Private Class, 0.020% (Cost $106,253)	106,253	106,253

Total Investments — 100.3% (Cost $3,052,530)†		$3,026,715

Percentages are based on Net Assets of $3,017,161.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2015 are as follows:

Value of Shares Held as of 7/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/15	Dividend Income
Frost Credit Fund
$87,002	$1,349	$(14,941)	$(846)	$(989)	$71,575	$990
Frost Growth Equity Fund
$202,215	$—	$—	$(1,425)	$—	$200,790	$—
Frost Total Return Bond Fund
$819,376	$86,360	$(155,979)	$(2,002)	$(5,194)	$742,561	$7,116
Frost Value Equity Fund
$175,980	$439	$—	$(2,642)	$—	$173,777	$439

**	Rate shown is the 7-day effective yield as of October 31, 2015.

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

At October 31, 2015, the tax basis cost of the Fund’s investments was $3,052,530, and the unrealized appreciation and depreciation were $38,005 and $(63,820), respectively.

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 92.5%
Open-End Funds — 60.7%
Artisan High Income Fund	47,831	$461,093
Causeway International Value Fund	59,395	879,636
Frost Credit Fund, Institutional Class Shares*	44,892	433,212
Frost Growth Equity Fund, Institutional Class Shares*	140,585	2,179,067
Frost Natural Resources Fund, Institutional Class Shares*	12,098	96,781
Frost Total Return Bond Fund, Institutional Class Shares*	229,080	2,396,172
Frost Value Equity Fund, Institutional Class Shares*	125,071	1,379,537
Hartford World Bond Fund	125,860	1,320,274
Lazard International Equity Portfolio	50,726	890,740
Metropolitan West Total Return Bond Fund	83,696	905,590
T. Rowe Price International Discovery Fund	12,117	673,706
Templeton Global Bond Fund	68,416	801,835
Vanguard Total Bond Market Index Fund	85,015	914,763

		13,332,406

Exchange Traded Funds — 31.8%
iShares Cohen & Steers REIT ETF	2,219	216,308
iShares Core S&P Mid-Capital ETF	13,830	1,994,424
iShares Russell 1000 Value ETF	17,808	1,785,964
SPDR S&P 500 ETF Trust	10,853	2,256,664
Vanguard MSCI Emerging Markets ETF	9,040	314,954
Vanguard Small-Capital ETF	3,769	429,968

		6,998,282

Total Registered Investment Companies (Cost $20,526,028)		20,330,688

CASH EQUIVALENT** — 7.5%
AIM STIT - Liquid Assets Portfolio, Private Class, 0.020% (Cost $1,655,078)	1,655,078	1,655,078

Total Investments — 100.0% (Cost $22,181,106)†		$21,985,766

Percentages are based on Net Assets of $21,977,336.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2015 are as follows:

Value of Shares Held as of 7/31/15	Purchases at Cost	Change in Unrealized (Depreciation)	Value of Shares Held as of 10/31/15	Dividend Income
Frost Credit Fund
$435,481	$7,070	$(9,339)	$433,212	$5,272
Frost Growth Equity Fund
$1,973,648	$220,600	$(15,181)	$2,179,067	$—
Frost Natural Resources Fund
$101,499	$—	$(4,718)	$96,781	$—
Frost Total Return Bond Fund
$2,390,596	$28,309	$(22,733)	$2,396,172	$21,154
Frost Value Equity Fund
$1,397,030	$3,483	$(20,976)	$1,379,537	$3,483

**	Rate shown is the 7-day effective yield as of October 31, 2015.

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $22,181,106, and the unrealized appreciation and depreciation were $403,442 and $(598,782), respectively.

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 93.3%
Open-End Funds — 61.2%
Artisan High Income Fund	10,286	$99,160
Causeway International Value Fund	47,911	709,556
Cohen & Steers Institutional Realty Shares	3,783	179,825
Frost Credit Fund, Institutional Class Shares*	13,827	133,433
Frost Growth Equity Fund, Institutional Class Shares*	97,861	1,516,841
Frost Natural Resources Fund, Institutional Class Shares*	8,612	68,894
Frost Total Return Bond Fund, Institutional Class Shares*	46,092	482,127
Frost Value Equity Fund, Institutional Class Shares*	64,569	712,201
Hartford World Bond Fund	38,310	401,871
Lazard International Equity Portfolio	40,793	716,322
Metropolitan West Total Return Bond Fund	15,354	166,133
T. Rowe Price International Discovery Fund	5,193	288,731
Templeton Global Bond Fund	22,856	267,872
Vanguard Total Bond Market Index Fund	15,548	167,298

		5,910,264

Exchange Traded Funds — 32.1%
iShares Core S&P Mid-Capital ETF	5,646	814,210
iShares Russell 1000 Value ETF	5,445	546,079
SPDR S&P 500 ETF Trust	5,991	1,245,708
Vanguard FTSE Emerging Markets ETF	5,627	196,045
Vanguard Small-Capital ETF	2,652	302,540

		3,104,582

Total Registered Investment Companies (Cost $9,069,344)		9,014,846

CASH EQUIVALENT** — 6.8%
AIM STIT - Liquid Assets Portfolio, Private Class, 0.020% (Cost $651,903)	651,903	651,903

Total Investments — 100.1% (Cost $9,721,247)†		$9,666,749

Percentages are based on Net Assets of $9,657,864.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2015 are as follows:

Value of Shares Held as of 7/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/15	Dividend Income
Frost Cinque Large Cap Buy-Write Equity Fund
$44,589	$141	$(43,677)	$(1,572)	$519	$—	$141
Frost Credit Fund
$134,131	$2,178	$—	$(2,876)	$—	$133,433	$1,624
Frost Growth Equity Fund
$1,484,550	$43,000	$—	$(10,709)	$—	$1,516,841	$—
Frost Natural Resources Fund
$72,253	$—	$—	$(3,359)	$—	$68,894	$—
Frost Total Return Bond Fund
$481,004	$5,696	$—	$(4,573)	$—	$482,127	$4,256
Frost Value Equity Fund
$721,233	$1,798	$—	$(10,830)	$—	$712,201	$1,798

**	Rate shown is the 7-day effective yield as of October 31, 2015.

ETF – Exchange Traded Fund

FTSE – Financial Times and London Stock Exchange

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

At October 31, 2015, the tax basis cost of the Fund’s investments was $9,721,247, and the unrealized appreciation and depreciation were $153,905 and $(208,403), respectively.

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 32.4%
Agency Mortgage-Backed Obligation — 13.4%
FHLMC
6.000%, 05/01/26 to 11/01/47	$823,042	$924,938
5.500%, 12/01/37	301,184	335,929
5.000%, 04/01/24	407,210	445,482
3.083%, 11/01/15 (A)	14,381,067	14,792,378
2.427%, 08/01/37 (A)	805,669	856,424
2.370%, 06/01/43 (A)	15,961,203	16,183,730
1.998%, 02/01/37 (A)	3,169,518	3,341,310
FHLMC REMIC, Ser 2010-3695, Cl DI, IO
4.500%, 05/15/30	2,377,999	245,004
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	10,991,607
FHLMC REMIC, Ser 2011-3834, Cl AI, IO
4.000%, 02/15/29	4,362,794	204,316
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	1,474,450	1,494,280
FHLMC REMIC, Ser 2011-3898, Cl FC
0.697%, 11/15/36 (A)	4,143,411	4,173,669
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	3,889,817	637,846
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	9,782,812
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	16,724,338	1,560,670
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	12,742,689	967,821
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	28,069,915	2,548,591
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	8,263,527	732,755
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	26,710,931	2,373,696
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	37,420,064	5,118,631
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	15,787,970	1,390,001
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	38,111,444	6,080,224
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	25,454,177	2,839,897
FHLMC, Ser 2015-4492, Cl MA
4.000%, 07/15/43	8,570,894	9,132,869
FNMA
5.500%, 07/01/36 to 12/01/47	657,419	721,723
5.000%, 04/01/19 to 05/01/35	1,783,409	1,876,538
4.500%, 02/01/39 to 08/01/41	15,400,065	16,829,156
3.500%, 10/01/40 to 11/01/40	2,175,990	2,269,680
3.374%, 02/01/42 (A)	8,082,292	8,451,067
2.795%, 10/01/42 (A)	7,322,634	7,568,416
2.410%, 01/01/38 (A)	7,629,426	8,133,967
2.250%, 10/30/24	10,000,000	9,784,760
2.033%, 07/01/37 (A)	4,621,662	4,881,467
FNMA REMIC, Ser 2005-66, Cl FD
0.487%, 07/25/35 (A)	1,745,869	1,746,835
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	8,872,293	876,928
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	1,267,956	1,348,098
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	862,017	912,052

Description	Face Amount	Value
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	$3,671,135	$705,508
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	5,498,598	1,048,338
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	6,083,487	1,084,702
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	6,686,576	1,249,145
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	10,141,604	1,992,593
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,167,826
FNMA, Ser 2011-4, Cl PI, IO
5.000%, 04/25/40	4,188,441	501,006
FNMA, Ser 2012-100, Cl I, IO
2.500%, 07/25/22	12,358,120	757,896
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	14,135,719	1,246,110
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	32,083,422	3,011,025
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	12,445,850	2,078,927
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,963,838
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	11,282,777	1,385,660
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	9,866,517
FNMA, Ser 2013-5, Cl BD
2.000%, 03/25/40	3,852,982	3,829,959
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	19,663,396	2,551,454
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	8,253,821	1,134,663
FNMA, Ser 2015-421, Cl C1
3.000%, 05/25/30	18,345,274	2,075,309
GNMA, IO
4.500%, 06/15/39	1,199,197	1,302,001
3.500%, 01/01/49	31,594,171	2,968,677
1.625%, 09/20/40 (A)	1,603,567	1,655,390
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	1,291,940	1,342,510
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	14,780,072	1,098,618
GNMA, Ser 2010-138, Cl PI, IO
4.000%, 08/20/38	2,247,879	152,778
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	5,761,717	5,955,214
GNMA, Ser 2012-65, Cl AI, IO
3.500%, 03/20/36	6,160,779	412,685
GNMA, Ser 2013-144, Cl UB
3.500%, 10/16/28	1,101,041	1,157,889
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	38,725,491	6,083,151
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	1,963,965
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	7,788,374	893,972
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	18,488,356	2,425,890
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	32,611,693	2,074,342

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	$9,233,378	$1,277,515
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	33,666,452	3,463,228
GNMA, Ser 2015-134, Cl LV
3.500%, 12/20/26	2,981,770	3,192,353

		244,626,221

Commercial Mortgage-Backed Obligation — 16.3%
A10 Securitization, Ser 2013-2, Cl B
4.380%, 11/15/27 (B)	2,000,000	2,019,358
A10 Securitization, Ser 2013-2, Cl C
5.120%, 11/15/27 (B)	1,500,000	1,519,885
ACRE Commercial Mortgage Trust, Ser 2014-FL2, Cl D
3.400%, 08/15/31 (A)(B)	1,500,000	1,484,965
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A
2.431%, 11/26/15 (A)(B)	6,020,000	5,920,412
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl B
5.480%, 10/10/45	9,645,000	9,675,590
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl AJ
5.421%, 10/10/45	4,500,000	4,577,547
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl AJ
5.575%, 06/10/49 (A)	5,000,000	5,159,335
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.258%, 02/10/51 (A)	5,000,000	5,116,550
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.258%, 02/10/51 (A)(B)	4,549,000	4,643,194
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H
5.156%, 11/01/15 (A)	2,000,000	1,993,265
BBCMS Trust, Ser 2015-STP, Cl D
4.427%, 09/10/28 (A)(B)	5,000,000	4,936,925
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	9,150,000	9,212,323
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.775%, 03/15/49 (A)	5,980,000	6,065,298
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.200%, 06/10/45 (A)	5,000,000	4,746,594
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl C
5.202%, 11/01/15 (A)	3,000,000	2,998,195
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.202%, 07/15/44 (A)	750,000	749,253
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl C
5.855%, 07/10/46 (A)(B)	1,750,000	1,971,677
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.857%, 08/15/45 (A)	1,000,000	1,052,779
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.944%, 11/01/15 (A)(B)	5,000,000	4,486,610

Description	Face Amount	Value
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl AJ
5.949%, 11/01/15 (A)	$5,000,000	$5,116,233
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AJ
5.949%, 11/01/15 (A)	5,000,000	5,109,301
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.068%, 11/01/15 (A)(B)	5,000,000	4,657,579
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G
6.930%, 02/15/34 (B)	58,164	58,030
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.436%, 11/18/15 (A)	885,128	881,862
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F
5.100%, 08/15/38 (A)	4,850,000	4,840,241
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.557%, 11/10/46 (A)(B)	1,000,000	1,115,802
FNMA
2.710%, 08/01/23	3,183,656	3,231,639
FREMF 2015-K720 Mortgage Trust, Ser 2015-K720, Cl B
3.389%, 07/25/22 (A)(B)	4,000,000	3,522,000
FREMF Mortgage Trust, Ser 2011-K15, Cl B
5.098%, 08/25/44 (A)(B)	4,000,000	4,407,743
FREMF Mortgage Trust, Ser 2012-K21, Cl C
4.071%, 11/01/15 (A)(B)	5,000,000	5,037,022
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.812%, 11/01/15 (A)(B)	1,000,000	1,006,574
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.950%, 06/25/47 (A)(B)	2,000,000	2,039,651
FREMF Mortgage Trust, Ser 2012-KF01, Cl C
4.434%, 10/25/44 (A)(B)	4,500,000	4,637,487
GS Mortgage Securities Trust, Ser 2005-GG4, Cl D
4.939%, 07/10/39 (A)	5,565,000	5,451,655
Impact Funding, Ser 2001-AA, Cl C
6.515%, 07/25/33	293,310	332,056
Impact Funding, Ser 2001-AA, Cl D
6.975%, 07/25/33	87,994	93,010
Impact Funding, Ser 2001-AA, Cl B
6.315%, 07/25/33	117,323	133,478
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F
5.318%, 01/15/42 (A)(B)	599,887	599,507
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ
5.480%, 05/15/45 (A)	5,000,000	5,109,425
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.999%, 02/15/51 (A)(B)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.009%, 02/15/51 (A)	5,000,000	5,058,269
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	5,000,000	5,125,239

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C
5.350%, 11/15/40 (A)	$1,100,000	$1,101,078
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl F
5.838%, 11/11/15 (A)	4,700,000	4,458,616
LB-UBS Commercial Mortgage Trust, Ser 2006-C4
5.920%, 06/15/38	3,000,000	2,985,934
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl E
5.582%, 02/15/40 (A)	4,000,000	3,930,745
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.124%, 07/15/40 (A)	1,000,000	1,029,541
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl C
6.248%, 09/15/45 (A)	10,450,000	9,809,604
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D
4.999%, 01/20/41 (A)(B)	3,752,000	3,514,637
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM
5.835%, 06/12/50 (A)	3,000,000	3,105,455
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl B
5.303%, 12/12/49 (A)	6,306,000	6,006,993
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	10,000,000	10,072,185
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.649%, 06/11/42 (A)	10,000,000	10,551,969
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.649%, 06/11/42 (A)(B)	500,000	448,960
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.331%, 09/15/47 (A)(B)	2,000,000	2,207,668
Morgan Stanley Re-REMIC Trust, Ser 2011-KEYA, Cl 1B
5.629%, 12/19/40 (A)(B)	5,581,256	5,579,593
New York Mortgage Securitization Trust, Ser 2013-1, Cl A
5.436%, 11/27/15 (A)(B)	8,000,000	8,040,000
NorthStar, Ser 2013-1A, Cl B
5.187%, 11/25/15 (A)(B)	4,000,000	3,997,200
RAIT Trust, Ser 2014-FL3, Cl C
3.596%, 12/15/31 (A)(B)	5,639,834	5,630,206
Resource Capital, Ser 2015-CRE3, Cl C
3.347%, 11/15/15 (A)(B)	5,000,000	4,999,991
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.914%, 04/25/43 (A)(B)	233,813,800	12,671,819
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.542%, 05/10/45 (A)(B)	4,750,000	5,093,657
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.889%, 11/01/15 (A)(B)	15,254,806	15,010,415

Description	Face Amount	Value
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
4.958%, 08/10/49 (A)(B)	$3,000,000	$3,173,063
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.498%, 12/10/45 (A)(B)	13,384,000	12,779,322
Velocity Commercial Capital Loan Trust, Ser 2011-1
4.187%, 08/25/40 (A)(B)	1,793,214	1,762,012
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/43 (A)	5,000,000	5,002,981
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C
5.483%, 12/15/43 (A)	5,000,000	5,146,802
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.631%, 03/15/46 (A)	3,000,000	3,098,936

		297,102,940

Non-Agency Residential Mortgage-Backed Obligation — 2.7%
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	10,181,502	10,512,401
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.981%, 06/20/44 (A)(B)	6,523,429	6,731,872
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	6,592,833	6,858,252
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	7,175,477	7,197,936
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	8,380,544	8,487,295
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	8,926,663	9,040,059

		48,827,815

Total Mortgage-Backed Securities (Cost $608,421,739)		590,556,976

U.S. TREASURY OBLIGATIONS — 22.7%
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,447,150	5,661,419
U.S. Treasury Notes
2.500%, 05/15/24 to 02/15/45	35,000,000	34,944,930
2.375%, 08/15/24	50,000,000	51,121,100
2.250%, 11/15/24	100,000,000	101,072,900
2.125%, 05/15/25	35,000,000	34,926,185
2.000%, 02/15/25	25,000,000	24,710,600
1.750%, 10/31/20	70,000,000	70,628,880
1.000%, 02/15/18	69,000,000	69,194,028
0.500%, 02/28/17	22,000,000	21,979,958

Total U.S. Treasury Obligations (Cost $411,453,634)		414,240,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 18.9%
Consumer Discretionary — 2.1%
Block Financial
4.125%, 10/01/20	$5,000,000	$5,077,515
Choice Hotels International
5.750%, 07/01/22	5,179,000	5,554,478
Dillard’s
7.875%, 01/01/23	3,779,000	4,466,022
7.750%, 05/15/27	1,475,000	1,716,890
7.750%, 07/15/26	2,068,000	2,429,366
General Motors Financial
4.000%, 01/15/25	7,000,000	6,863,311
Interpublic Group of Cos
4.200%, 04/15/24	4,500,000	4,489,025
Lear
5.250%, 01/15/25	1,500,000	1,530,000
Mohawk Industries
3.850%, 02/01/23	5,975,000	6,026,277
Volkswagen Group of America Finance (B)
2.125%, 05/23/19	1,000,000	955,390

		39,108,274

Energy — 6.8%
Apache Finance Canada
7.750%, 12/15/29	4,138,000	5,526,113
Cameron International
4.000%, 12/15/23	7,918,000	8,116,164
Global Marine
7.000%, 06/01/28	3,000,000	1,710,000
Helmerich & Payne International Drilling
4.650%, 03/15/25	2,280,000	2,313,618
Hiland Partners (B)
5.500%, 05/15/22	10,030,000	9,766,462
Kerr-McGee
6.950%, 07/01/24	8,179,000	9,589,673
Lukoil International Finance BV
4.563%, 04/24/23	13,131,000	12,177,427
Noble Holding International
2.500%, 03/15/17	575,000	539,889
Northern Oil and Gas
8.000%, 06/01/20	6,140,000	5,077,780
Petrobras Global Finance BV
3.500%, 02/06/17	10,450,000	10,099,925
Pioneer Natural Resources
3.950%, 07/15/22	10,450,000	10,394,009
Seadrill (B)
6.125%, 09/15/17	300,000	223,500
6.125%, 09/15/17	9,750,000	7,263,750
Southwestern Energy
7.500%, 02/01/18	6,272,000	6,662,758
TMX Finance (B)
8.500%, 09/15/18	1,000,000	785,000
Transocean
6.500%, 11/15/20	22,980,000	18,403,303
Weatherford International
4.500%, 04/15/22	10,835,000	8,478,387
Williams Partners
4.875%, 03/15/24	2,600,000	2,340,289
4.875%, 05/15/23	5,000,000	4,512,995

		123,981,042

Financials — 5.3%
Assured Guaranty US Holdings
5.000%, 07/01/24	20,500,000	21,404,153

Description	Face Amount	Value
Capital One Financial
4.200%, 10/29/25	$500,000	$499,997
Enova International
9.750%, 06/01/21	17,000,000	14,407,500
Farmers Exchange Capital (B)
7.050%, 07/15/28	6,075,000	7,423,711
Genworth Holdings
7.625%, 09/24/21	10,380,000	9,682,620
Ladder Capital Finance Holdings
7.375%, 10/01/17	9,530,000	9,577,650
Navient MTN (A)
5.500%, 01/25/23	15,000,000	13,518,750
1.950%, 11/15/15	3,525,000	2,841,150
Select Income‡
3.600%, 02/01/20	3,000,000	3,040,668
Societe Generale (B)
5.000%, 01/17/24	7,750,000	8,038,377
Wachovia
6.605%, 10/01/25	5,650,000	6,868,818

		97,303,394

Health Care — 0.3%
St. Jude Medical
3.250%, 04/15/23	5,200,000	5,138,843

Industrials — 0.4%
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,428,830

Information Technology — 2.7%
Adobe Systems
3.250%, 02/01/25	7,000,000	6,916,714
BMC Software
7.250%, 06/01/18	24,479,000	21,541,520
BMC Software Finance (B)
8.125%, 07/15/21	250,000	193,438
DynCorp International
10.375%, 07/01/17	13,014,000	10,281,060
Exelis
5.550%, 10/01/21	8,261,000	9,133,072
Juniper Networks
4.500%, 03/15/24	1,207,000	1,206,468

		49,272,272

Materials — 0.6%
Cliffs Natural Resources
6.250%, 10/01/40	1,000,000	280,000
5.950%, 01/15/18	1,450,000	746,750
Packaging Corp of America
4.500%, 11/01/23	8,817,000	9,287,122
Teck Resources
3.150%, 01/15/17	500,000	475,000

		10,788,872

Telecommunication Services — 0.7%
Unison Ground Lease Funding (B)
5.780%, 03/15/20	4,000,000	3,998,160
Verizon Virginia
8.375%, 10/01/29	7,379,000	9,526,953

		13,525,113

Total Corporate Obligations (Cost $363,788,214)		345,546,640

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 8.9%
Collateralized Loan Obligation — 8.9%
AMMC CLO X, Ser 2012-10A, Cl D
4.786%, 04/11/22 (A)(B)	$4,000,000	$3,907,860
Atrium CDO XI, Ser 2014-11A, Cl D
4.216%, 01/23/16 (A)(B)	10,000,000	9,359,000
Avery Point IV CLO, Ser 2014-1A, Cl B1
2.377%, 01/25/16 (A)(B)	7,500,000	7,408,635
Babson CLO, Ser 2012-1A, Cl C
4.174%, 04/15/22 (A)(B)	3,000,000	2,959,317
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl C
3.537%, 01/21/16 (A)(B)	2,000,000	1,816,878
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.775%, 02/14/25 (A)(B)	4,000,000	3,688,492
Emerson Park CLO, Ser 2013-1A, Cl D
4.039%, 01/15/16 (A)(B)	4,500,000	4,314,636
Galaxy XIV CLO, Ser 2012-14A, Cl C1
3.357%, 11/15/24 (A)(B)	3,500,000	3,449,019
Galaxy XIV CLO, Ser 2012-14A, Cl D
4.674%, 11/15/24 (A)(B)	3,000,000	2,934,687
Golub Capital Partners CLO, Ser 2014-19A, Cl C
3.820%, 01/27/16 (A)(B)	10,000,000	9,123,830
Golub Capital Partners CLO, Ser 2015-24A, Cl D
4.519%, 11/05/15 (A)(B)	5,000,000	4,494,575
Keuka Park CLO, Ser 2013-1A, Cl C
2.867%, 01/21/16 (A)(B)	2,000,000	1,927,958
Keuka Park CLO, Ser 2013-1A, Cl E
4.817%, 01/21/16 (A)(B)	1,972,000	1,688,243
KKR CLO Trust, Ser 2012-1A, Cl C
4.786%, 12/15/15 (A)(B)	7,750,000	7,564,690
Madison Park Funding XII, Ser 2014-12A, Cl D
3.817%, 01/20/16 (A)(B)	5,000,000	4,691,375
Madison Park Funding XII, Ser 2014-12A, Cl C
3.417%, 01/20/16 (A)(B)	13,000,000	12,987,962
MCF CLO IV, Ser 2014-1A, Cl C
3.597%, 10/15/25 (A)(B)	4,000,000	3,869,076
Newstar Trust, Ser 2012-2A, Cl C
4.525%, 01/20/23 (A)(B)	8,000,000	7,883,008
NXT Capital CLO, Ser 2015-1A, Cl E
6.577%, 01/21/16 (A)(B)	15,500,000	13,679,401
Oak Hill Credit Partners VII, Ser 2012-7A, Cl D
4.276%, 11/20/15 (A)(B)	6,500,000	6,284,291
Oak Hill Credit Partners X, Ser 2014-10A, Cl C
3.387%, 01/20/16 (A)(B)	5,100,000	4,998,000
Oaktree CLO, Ser 2014-2A, Cl D
5.562%, 01/20/16 (A)(B)	3,000,000	2,538,540
Octagon Investment Partners XX, Ser 2014-1A, Cl D
3.964%, 11/12/15 (A)(B)	3,500,000	3,260,250
Octagon Investment Partners XX, Ser 2014-1A, Cl C
3.114%, 11/02/15 (A)(B)	5,500,000	5,337,976

Description	Face Amount	Value
Octagon Investment Partners XXI, Ser 2014-1A, Cl B
3.475%, 11/14/15 (A)(B)	$5,850,000	$5,859,506
Octagon Investment Partners XXI, Ser 2014-1A, Cl C
3.925%, 11/14/26 (A)(B)	9,000,000	8,397,702
Pinnacle Park CLO, Ser 2014-1A, Cl C
3.389%, 01/15/16 (A)(B)	5,000,000	4,969,130
Race Point IX CLO, Ser 2015-9A, Cl D
5.520%, 01/15/16 (A)(B)	4,000,000	3,505,236
Symphony CLO VII, Ser 2011-7A, Cl E
3.879%, 07/28/21 (A)(B)	4,000,000	3,947,840
Symphony CLO VII, Ser 2011-7A, Cl D
3.479%, 07/28/21 (A)(B)	5,000,000	5,012,835

Total Collateralized Loan Obligations (Cost $164,239,446)		161,859,948

ASSET-BACKED SECURITIES — 8.7%
Automotive — 4.8%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D
4.940%, 06/15/20 (B)	4,000,000	4,063,886
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (B)	1,750,000	1,773,128
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (B)	3,750,000	3,801,183
American Credit Acceptance Receivables Trust, Ser 2014-3, Cl D
4.700%, 11/10/21 (B)	3,000,000	3,021,603
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl D
5.240%, 02/10/22 (B)	7,000,000	6,931,420
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl C
4.840%, 10/12/21 (B)	5,000,000	4,999,250
Bush Truck Leasing, Ser 2011-AA, Cl C
5.000%, 09/25/18 (B)	837,272	803,512
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D
4.280%, 11/16/20 (B)	3,610,000	3,648,182
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D
4.660%, 06/15/21 (B)	3,370,000	3,402,270
Carnow Auto Receivables Trust 2015-1, Ser 2015-1A, Cl D
5.830%, 04/15/20 (B)	5,000,000	5,006,311
Carnow Auto Receivables Trust, Ser 2014-1A, Cl E
5.530%, 01/15/20 (B)	1,000,000	1,002,303
CPS Auto Receivables Trust 2015-C, Ser 2015-C, Cl E
6.540%, 08/16/21 (B)	1,750,000	1,754,232
CPS Auto Receivables Trust, Ser 2012-A, Cl D
8.590%, 06/17/19 (B)	12,820	12,886
CPS Auto Receivables Trust, Ser 2013-D, Cl D
5.540%, 11/15/19 (B)	1,850,000	1,882,284

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (B)	$1,000,000	$960,149
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	2,000,000	1,964,604
CPS Auto Trust, Ser 2012-C, Cl E
7.500%, 12/16/19 (B)	143,341	143,768
CPS Auto Trust, Ser 2012-D, Cl E
7.260%, 03/16/20 (B)	78,819	78,908
Exeter Automobile Receivables Trust 2015-3, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	5,000,000	4,998,465
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C
3.520%, 02/15/19 (B)	2,000,000	2,013,564
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (B)	4,000,000	4,153,740
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D
4.930%, 12/15/20 (B)	1,240,000	1,229,530
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	9,000,000	8,968,687
Flagship Credit Auto Trust, Ser 2014-1, Cl D
4.830%, 06/15/20 (B)	2,080,000	2,073,373
Flagship Credit Auto Trust, Ser 2015-1, Cl D
5.260%, 07/15/21 (B)	5,190,000	5,246,844
Flagship Credit Auto Trust, Ser 2015-1, Cl E
5.990%, 07/15/22 (B)	3,000,000	3,032,084
Flagship Credit Auto Trust, Ser 2015-3, Cl D
7.120%, 11/15/22 (B)	5,000,000	4,998,314
Hertz Fleet Lease Funding, Ser 2014-1, Cl E
2.139%, 11/12/15 (A)(B)	5,000,000	5,030,374

		86,994,854

Other Asset-Backed Securities — 2.8%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	4,652,696	5,200,031
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	1,000,000	1,217,185
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	2,500,000	3,028,090
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl C
4.223%, 07/20/16 (A)(B)	4,200,000	3,896,004
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, 02/25/37 (A)	1,000,000	—
Fortress Credit Investments IV, Ser 2015-4A, Cl D
3.815%, 01/19/16 (A)(B)	6,000,000	5,806,404
Fortress Credit Investments IV, Ser 2015-4A, Cl C
3.215%, 01/19/16 (A)(B)	6,000,000	5,772,600

Description	Face Amount	Value
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C
4.330%, 09/18/24 (B)	$2,080,000	$2,091,669
Parallel, Ser 2015-1A, Cl C1
3.035%, 01/20/16 (B)	8,000,000	7,867,200
Sierra Receivables Funding, Ser 2011-1A, Cl C
6.190%, 04/20/26 (B)	831,892	834,837
Sierra Receivables Funding, Ser 2011-2A, Cl C
8.350%, 05/20/28 (B)	598,829	610,865
Sierra Receivables Funding, Ser 2011-3A, Cl C
9.310%, 07/20/28 (B)	529,969	566,200
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (B)	2,000,000	2,022,200
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	6,676,250	6,686,563
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,308,936
Westgate Resorts, Ser 2012-2A, Cl C
9.000%, 01/20/25 (B)	112,614	113,098
Westgate Resorts, Ser 2014-AA, Cl A
6.250%, 10/20/26 (B)	1,866,300	1,861,634

		50,883,516

Student Loan — 1.1%
Brazos Student Finance, Ser 2009-1, Cl B
2.767%, 12/27/39 (A)	5,000,000	4,719,790
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.427%, 11/27/28 (A)	2,510,037	2,469,426
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.687%, 11/25/15 (A)(B)	10,000,000	8,902,789
SLM Student Loan Trust, Ser 2012-7, Cl B
1.987%, 09/25/43 (A)	5,000,000	4,435,548

		20,527,553

Total Asset-Backed Securities (Cost $158,157,071)		158,405,923

MUNICIPAL BONDS — 4.0%
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,500,442
California State, Build America Bonds, GO
Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,587,790
California State, School Finance Authority, RB
6.500%, 06/01/17	210,000	209,748
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B1, RB
7.000%, 01/01/16	5,000,000	5,035,750
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/19	5,400,000	1,973,484
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/16	11,190,000	5,371,200

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
Hidalgo County, Build America Bonds, GO
Callable 08/15/19 @ 100
6.006%, 08/15/29	$500,000	$559,150
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,236,760
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,125,310
Mission, Economic Development, RB
Callable 12/01/20 @ 300
10.875%, 12/01/28	3,315,000	3,350,636
9.750%, 12/01/25	3,045,000	3,088,543
8.550%, 12/01/21	2,600,000	2,642,718
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	16,540,000	19,638,107
Pasadena, Independent School District, GO, PSF-GTD
Callable 02/15/22 @ 100
4.089%, 02/15/30	3,000,000	3,063,750
Rhode Island State, Health & Educational System, Providence Public Schools, Ser 2010-A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,429,350
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,174,412
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser 2010-Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,510,000	1,663,356
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,198,623
University of Texas, Build America Bonds, Ser 2010-D, RB
5.134%, 08/15/42	3,000,000	3,565,110

Total Municipal Bonds (Cost $77,424,095)		72,414,239

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FNMA
1.750%, 11/26/19	15,000,000	15,167,385
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,500,740

Total U.S. Government Agency Obligations (Cost $19,920,044)		20,668,125

COMMERCIAL PAPER — 0.5%
Apple
0.080%, 11/24/15 (B)	1,000,000	999,903

Description	Face Amount	Value
AstraZeneca
0.120%, 11/09/15 (B)	$500,000	$499,983
0.109%, 11/20/15 (B)	250,000	249,980
AutoZone
0.389%, 11/03/15 (B)	250,000	249,993
BAT International Finance
0.410%, 11/27/15 (B)	1,000,000	999,785
CBS
0.400%, 11/17/15 (B)	404,000	403,948
Celgene
0.380%, 11/16/15 (B)	657,000	656,922
Edison International
0.380%, 11/02/15 (B)	250,000	249,995
Ford Motor Credit
0.720%, 11/25/15	1,000,000	999,660
0.650%, 11/19/15	500,000	499,873
Nationwide Life Insurance
0.190%, 11/19/15 (B)	250,000	249,977
Old Line Funding
0.120%, 11/18/15 (B)	250,000	249,980
Philip Morris International
0.150%, 11/23/15 (B)	1,000,000	999,889
Prudential
0.310%, 11/09/15 (B)	250,000	249,990
Questar
0.150%, 11/06/15 (B)	250,000	249,992
Ricoh Finance
0.219%, 11/12/15 (B)	250,000	249,987
Ryder System
0.380%, 11/04/15	250,000	249,993
Sheffield Receivables
0.230%, 11/05/15 (B)	250,000	249,994
VW Credit
0.470%, 11/13/15 (B)	250,000	249,985

Total Commercial Paper (Cost $8,809,585)		8,809,829

AGENCY DISCOUNT NOTE — 0.1%
FAMC DN
0.210%, 11/10/15 (C)(D)	250,000	249,999
FHLB DN
0.042%, 11/16/15 (C)(D)	286,000	285,997

Total Agency Discount Notes (Cost $535,982)		535,996

CASH EQUIVALENT* — 1.1%
AIM STIT-Government & Agency Portfolio, Private Class, 0.040% (Cost $19,752,581)	19,752,581	19,752,581

Total Investments — 98.4% (Cost $1,832,502,391)†		$1,792,790,257

Percentages are based on Net Assets of $1,822,338,730.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

*	Rate shown is the 7-day effective yield as of October 31, 2015.
‡	Real Estate Investment Trust
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2015.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Discount Note
(D)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

FAMC – Federal Agriculture Mortgage Corporation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

IO – Interest Only - face amount represents notional amount

MTN – Medium Term Note

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

Amounts designated as “—” are $0 or have been rounded to $0.

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $1,832,502,391, and the unrealized appreciation and depreciation were $28,649,197 and $(68,361,331), respectively.

The following is a list of the level of inputs used as of October 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$588,794,964	$1,762,012	$590,556,976
U.S. Treasury Obligations	414,240,000	—	—	414,240,000
Corporate Obligations	—	345,546,640	—	345,546,640
Collateralized Loan Obligations	—	161,859,948	—	161,859,948
Asset-Backed Securities	—	158,405,923	—	158,405,923
Municipal Bonds	—	72,414,239	—	72,414,239
U.S. Government Agency Obligations	—	20,668,125	—	20,668,125
Commercial Paper	—	8,809,829	—	8,809,829
Agency Discount Notes	—	535,996	—	535,996
Cash Equivalent	19,752,581	—	—	19,752,581

Total Investments in Securities	$433,992,581	$1,357,035,664	$1,762,012	$1,792,790,257

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of

Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 30.7%
Collateralized Loan Obligations — 30.7%
AMMC CLO XII, Ser 2013-12A, Cl E
5.311%, 05/10/25 (A)(B)	$4,000,000	$3,537,412
Babson CLO, Ser 2005-3A, Cl E
4.811%, 11/10/19 (A)(B)	1,676,675	1,677,002
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl D
4.787%, 01/20/26 (A)(B)	2,000,000	1,644,646
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.809%, 02/14/25 (A)(B)	1,500,000	1,383,184
Galaxy XIV CLO, Ser 2012-14A, Cl E
5.721%, 11/15/24 (A)(B)	1,000,000	925,722
Golub Capital Partners CLO, Ser 2014-19A, Cl D
5.045%, 04/26/26 (A)(B)	3,000,000	2,493,429
JFIN CLO, Ser 2013-1A, Cl D
5.037%, 01/20/25 (A)(B)	1,000,000	844,373
Keuka Park CLO, Ser 2013-1A, Cl E
4.792%, 10/21/24 (A)(B)	2,528,000	2,164,239
KKR CLO, Ser 2012-1A, Cl C
4.684%, 12/15/24 (A)(B)	250,000	244,022
Madison Park Funding XII, Ser 2014-12A, Cl D
3.817%, 07/20/26 (A)(B)	3,000,000	2,814,825
MCF CLO I, Ser 2013-1A, Cl E
6.037%, 04/20/23 (A)(B)	1,500,000	1,375,208
Newstar Trust, Ser 2012-2A, Cl C
4.567%, 01/20/23 (A)(B)	200,000	197,075
Octagon Investment Partners XXI, Ser 2014-1A, Cl D
6.875%, 11/14/26 (A)(B)	1,500,000	1,395,150
OZLM Funding CLO, Ser 2013-4A, Cl D
4.945%, 07/22/25 (A)(B)	1,000,000	870,846
Sudbury Mill CLO, Ser 2013-1A, Cl E
5.065%, 01/17/26 (A)(B)	3,200,000	2,426,720
Symphony CLO XI, Ser 2013-11A, Cl E
5.539%, 01/17/25 (A)(B)	4,000,000	3,650,152
Voya CLO, Ser 2013-3A, Cl D
4.787%, 01/18/26 (A)(B)	2,000,000	1,693,862

Total Collateralized Loan Obligations (Cost $31,334,075)		29,337,867

CORPORATE OBLIGATIONS — 29.7%
Consumer Discretionary — 6.6%
Constellis Holdings (B)
9.750%, 05/15/20	727,000	657,935
Cooper Tire & Rubber
8.000%, 12/15/19	200,000	225,500
INVISTA Finance (B)
4.250%, 10/15/19	1,685,000	1,647,088
Neiman Marcus Group
7.125%, 06/01/28	1,000,000	1,007,500
Outerwall
6.000%, 03/15/19	1,325,000	1,318,375
Rialto Holdings (B)
7.000%, 12/01/18	1,425,000	1,460,625

		6,317,023

Description	Face Amount	Value
Energy — 5.5%
Cimarex Energy
5.875%, 05/01/22	$1,000,000	$1,055,884
Halliburton
7.450%, 09/15/39	572,000	753,907
Kinder Morgan Energy Partners
7.400%, 03/15/31	1,000,000	1,010,871
Lloyds Banking Group
4.500%, 11/04/24	500,000	508,489
PHI
5.250%, 03/15/19	1,613,000	1,427,505
Tesoro
5.125%, 04/01/24	500,000	505,000

		5,261,656

Financials — 6.2%
Credit Acceptance
6.125%, 02/15/21	1,100,000	1,100,000
Credit Agricole (A)(B)
8.125%, 09/19/33	1,000,000	1,105,000
Guanay Finance (B)
6.000%, 12/15/20	500,000	505,000
iStar‡
4.875%, 07/01/18	1,000,000	985,000
Jefferies Finance (B)
7.375%, 04/01/20	1,000,000	980,000
Vereit Operating Partnership‡
2.000%, 02/06/17	1,250,000	1,232,125

		5,907,125

Industrials — 2.9%
Meritor
6.750%, 06/15/21	600,000	592,500
Zachry Holdings (B)
7.500%, 02/01/20	2,150,000	2,171,500

		2,764,000

Information Technology — 2.7%
BMC Software
7.250%, 06/01/18	750,000	660,000
Micron Technology
5.500%, 02/01/25	2,000,000	1,905,000

		2,565,000

Materials — 0.5%
Teck Resources
3.150%, 01/15/17	500,000	475,000

Telecommunication Services — 5.3%
Frontier Communications
9.250%, 07/01/21	1,000,000	1,016,250
T-Mobile USA
6.125%, 01/15/22	1,000,000	1,017,500
Unison Ground Lease Funding (B)
5.780%, 03/15/20	1,000,000	999,540
WCP ISSUER (B)
6.657%, 08/15/20	2,000,000	2,074,020

		5,107,310

Total Corporate Obligations (Cost $29,201,897)		28,397,114

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 22.4%
Automotive — 15.6%
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (B)	$1,750,000	$1,773,129
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (B)	1,500,000	1,520,473
CarFinance Capital Auto Trust, Ser 2015-1A, Cl E
5.490%, 01/18/22 (B)	2,250,000	2,252,222
Carnow Auto Receivables Trust, Ser 2014-1A, Cl D
4.160%, 11/15/18 (B)	3,960,000	3,964,859
CPS Auto Receivables Trust, Ser 2013-B, Cl E
6.410%, 09/15/20 (B)	301,049	303,593
CPS Auto Receivables Trust, Ser 2014-C, Cl E
5.910%, 11/15/21 (B)	1,500,000	1,463,093
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	430,000	428,504
Flagship Credit Auto Trust, Ser 2014-1, Cl E
5.710%, 08/16/21 (B)	1,750,000	1,740,352
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl E
4.580%, 04/15/21 (B)	1,500,000	1,501,464

		14,947,689

Other Asset-Backed Securities — 6.8%
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C
5.227%, 09/20/19 (B)	2,847,045	2,846,854
Springleaf Funding Trust, Ser 2015-AA, Cl D
6.310%, 11/15/24 (B)	2,620,000	2,626,963
Westgate Resorts, Ser 2014-1A, Cl C
5.500%, 12/20/26 (B)	976,242	974,387

		6,448,204

Total Asset-Backed Securities (Cost $21,415,740)		21,395,893

MORTGAGE-BACKED SECURITIES — 11.1%
Commercial Mortgage-Backed Obligations — 11.1%
A10 Securitization, Ser 2013-1, Cl C
4.700%, 11/15/25 (B)	813,000	811,599
A10 Securitization, Ser 2013-1, Cl D
6.410%, 11/15/25 (B)	340,000	339,255
A10 Securitization, Ser 2013-2, Cl D
6.230%, 11/15/27 (B)	490,000	504,986
BAMLL Commercial Mortgage Securities Trust, Ser 2015-ASHF, Cl F
5.196%, 01/15/28 (A)(B)	1,900,000	1,900,000
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.792%, 03/15/49 (A)	250,000	253,566
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.255%, 07/15/44 (A)	250,000	249,751

Description	Face Amount/ Shares	Value
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.068%, 02/15/41 (A)(B)	$699,000	$651,130
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
6.600%, 04/15/35 (A)(B)	3,000,000	1,226,950
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F
5.208%, 01/15/42 (A)(B)	72,873	72,826
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/30 (B)	2,750,000	2,607,126
New York Mortgage Securitization Trust, Ser 2013-1, Cl A
5.444%, 08/27/24 (A)(B)	2,000,000	2,010,000

Total Mortgage-Backed Securities (Cost $12,397,913)		10,627,189

MUNICIPAL BOND — 0.3%
California School Finance Authority, RB
7.000%, 08/01/17 (Cost $335,000)	335,000	336,313

CASH EQUIVALENT* — 5.0%
AIM STIT-Government & Agency Portfolio, Private Class, 0.040% (Cost $4,796,880)	4,796,880	4,796,880

Total Investments — 99.2% (Cost $99,481,505)†		$94,891,256

Percentages are based on Net Assets of $95,690,287.

*	Rate shown is the 7-day effective yield as of October 31, 2015.
‡	Real Estate Investment Trust
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2015.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Cl – Class

CLO – Collateralized Loan Obligation

RB – Revenue Bond

Ser – Series

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $99,481,505, and the unrealized appreciation and depreciation were $372,297 and $(4,962,546), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

The following is a list of the level of inputs used as of October 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$29,337,867	$—	$29,337,867
Corporate Obligations	—	28,397,114	—	28,397,114
Asset-Backed Securities	—	21,395,893	—	21,395,893
Mortgage-Backed Securities	—	10,627,189	—	10,627,189
Municipal Bond	—	336,313	—	336,313
Cash Equivalent	4,796,880	—	—	4,796,880

Total Investments in Securities	$4,796,880	$90,094,376	$—	$94,891,256

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 32.9%
Automotive — 14.2%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl B
2.150%, 02/15/19 (A)	$750,000	$751,219
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A
3.270%, 02/20/18 (A)	3,500,000	3,573,057
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D
3.360%, 02/20/19	1,500,000	1,533,845
CarMax Auto Owner Trust 2015-3, Ser 2015-3, Cl C
2.680%, 06/15/21	1,000,000	1,002,208
Chesapeake Funding, Ser 2012-1A, Cl C
2.188%, 11/07/15 (A)(B)	3,000,000	3,002,965
Chesapeake Funding, Ser 2012-2A, Cl D
2.038%, 11/07/15 (A)(B)	2,000,000	2,002,035
Chesapeake Funding, Ser 2013-1A, Cl D
1.988%, 11/08/15 (A)(B)	3,000,000	3,003,791
Chesapeake Funding, Ser 2013-1A, Cl C
1.588%, 11/08/15 (A)(B)	2,000,000	1,999,999
Chesapeake Funding, Ser 2014-1A, Cl D
1.738%, 11/07/15 (A)(B)	2,000,000	1,994,743
CPS Auto Receivables Trust, Ser 2011-B, Cl A
3.680%, 09/17/18 (A)	205,662	206,406
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (A)	794,569	793,773
Drive Auto Receivables Trust 2015-D, Ser 2015-DA, Cl D
4.590%, 01/17/23 (A)	1,500,000	1,498,989
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/17 (A)	40,145	40,154
Hertz Fleet Lease Funding, Ser 2014-1, Cl D
1.684%, 04/10/28	2,750,000	2,730,706
Hertz Fleet Lease Funding, Ser 2015-1, Cl D
2.095%, 11/10/15 (A)(B)	4,000,000	3,996,828
Hertz Fleet Lease Funding, Ser 2015-1, Cl E
2.495%, 11/10/15 (A)(B)	2,500,000	2,470,525
Oscar US Funding Trust, Ser 2014-1A, Cl A4
2.550%, 12/15/21 (A)	2,000,000	2,039,046
SMART Trust, Ser 2012-4US, Cl A4B
0.886%, 08/14/18 (B)	1,000,000	997,765

		33,638,054

Consumer Discretionary — 1.7%
CPS Auto Receivables Trust 2015-C, Ser 2015-C, Cl D
4.630%, 08/16/21 (A)	4,000,000	4,007,205

Credit Cards — 6.4%
American Express Credit Account Master Trust, Ser 2013-1, Cl B
0.882%, 11/15/15 (B)	2,500,000	2,507,848

Description	Face Amount	Value
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A1
0.475%, 01/15/16 (B)	$2,760,000	$2,759,332
Chase Issuance Trust, Ser 2012-A10, Cl A10
0.456%, 11/15/15 (B)	2,000,000	1,993,780
Golden Credit Card Trust, Ser 2014-2A, Cl A
0.636%, 11/15/15 (A)(B)	3,000,000	2,984,869
Golden Credit Card Trust, Ser 2015-1A, Cl A
0.636%, 11/15/15 (A)(B)	5,000,000	5,004,596

		15,250,425

Health Care — 0.9%
American Credit Acceptance Receivables Trust 2015-3, Ser 2015-3, Cl B
3.000%, 10/12/21 (A)	2,000,000	1,996,218

Other Asset-Backed Securities — 4.0%
Colony American Homes, Ser 2015-1A, Cl C
2.147%, 07/17/32 (A)(B)	3,000,000	2,895,223
NCF Dealer Floorplan Master Trust, Ser 2014-1A, Cl C
2.937%, 11/20/15 (A)(B)	3,550,000	3,584,435
Sierra Timeshare Receivables Funding, Ser 2012-1A, Cl B
3.580%, 11/20/28 (A)	169,716	172,274
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	2,933,333	2,932,148

		9,584,080

Student Loan — 5.7%
Access Group, Ser 2002-A, Cl A2
1.781%, 12/25/15 (B)	2,050,000	2,015,306
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.687%, 11/25/15 (A)(B)	3,000,000	2,583,344
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.687%, 11/25/15 (A)(B)	4,000,000	3,561,116
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
1.697%, 11/28/15 (A)(B)	3,000,000	2,555,515
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.587%, 11/15/15 (A)(B)	677,582	679,526
SLM Student Loan Trust, Ser 2013-2, Cl B
1.687%, 11/28/15 (B)	2,000,000	1,769,297
South Texas, Higher Education Authority, Ser 2012-1, Cl A1
0.784%, 01/01/16 (B)	410,897	410,087

		13,574,191

Total Asset-Backed Securities (Cost $77,822,424)		78,050,173

U.S. TREASURY OBLIGATIONS — 25.7%
U.S. Treasury Notes
1.625%, 07/31/20	10,000,000	10,055,730
1.500%, 11/30/19 to 05/31/20	30,000,000	30,126,705
1.000%, 02/15/18	4,000,000	4,011,248

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
U.S. Treasury Notes
0.750%, 12/31/17	$5,000,000	$4,992,055
0.625%, 04/30/18	9,000,000	8,930,628
0.500%, 07/31/17	3,000,000	2,990,976

Total U.S. Treasury Obligations (Cost $60,803,533)		61,107,342

MORTGAGE-BACKED SECURITIES — 18.1%
Agency Mortgage-Backed Obligation — 9.9%
FHLB
1.000%, 02/27/16 (C)	2,000,000	2,000,656
FHLMC
2.000%, 11/01/15 (B)	2,053,198	2,164,484
FHLMC REMIC, Ser 2010-3747, Cl UF
0.662%, 11/15/15 (B)	4,570,517	4,605,155
FNMA REMIC, Ser 2011-84, Cl F
0.537%, 11/25/15 (B)	4,392,780	4,411,700
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	1,757,038	1,825,814
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	1,613,759	1,647,740
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	2,318,379	2,372,460
GNMA, Ser 2010-80, Cl F
0.581%, 11/20/15 (B)	864,533	868,692
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	3,436,115	3,497,443

		23,394,144

Commercial Mortgage-Backed Obligation — 2.1%
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A
2.444%, 11/26/15 (A)(B)	5,000,000	4,917,286

Commercial Mortgage-Backed Obligations — 6.1%
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.436%, 11/18/15 (B)	1,947,282	1,940,095
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl C
2.346%, 11/27/15 (A)(B)	3,000,000	2,968,786
FREMF Mortgage Trust, Ser 2013-KF02, Cl B
3.187%, 11/25/15 (A)(B)	592,464	610,077
Hilton USA Trust, Ser 2014-ORL, Cl D
2.190%, 11/15/15 (A)(B)	4,000,000	3,941,413
Impact Funding, Ser 2001-A, Cl A
5.129%, 07/25/33 (A)(B)	566,001	618,186
Latitude Management Real Estate, Ser 2015-CRE1, Cl B
3.695%, 11/22/15 (A)(B)	1,000,000	1,002,100
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A
2.187%, 11/25/15 (A)(B)	1,915,715	1,884,871
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D
2.758%, 11/15/15 (A)(B)	1,606,854	1,588,836

		14,554,364

Total Mortgage-Backed Securities (Cost $42,805,997)		42,865,794

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 9.2%
Consumer Discretionary — 0.1%
Volkswagen Group of America Finance (A)
1.600%, 11/20/17	$200,000	$194,330

Energy — 3.7%
BP AMI Leasing (A)
5.523%, 05/08/19	3,000,000	3,328,722
Noble Holding International
4.000%, 03/16/18	1,000,000	919,223
3.050%, 03/01/16	1,500,000	1,507,074
Petrobras International Finance
3.500%, 02/06/17	3,250,000	3,141,125

		8,896,144

Financials — 5.4%
American Tower‡
3.400%, 02/15/19	1,000,000	1,033,560
Bank of America MTN (B)
1.911%, 11/14/15	1,000,000	980,000
Credit Suisse NY (B)
0.975%, 04/27/18	2,000,000	1,990,986
JPMorgan Chase MTN (B)
0.801%, 11/19/15	1,250,000	1,190,500
Kayne Anderson MLP Investment (B)
1.536%, 08/09/16	4,000,000	3,998,000
Morgan Stanley MTN (B)
3.992%, 11/15/15	1,000,000	1,030,000
VW Credit MTN
1.875%, 10/13/16	2,660,000	2,645,984

		12,869,030

Total Corporate Obligations (Cost $21,798,914)		21,959,504

COLLATERALIZED LOAN OBLIGATIONS — 8.7%
Collateralized Loan Obligations — 8.7%
Newstar Trust, Ser 2012-2A, Cl A
2.175%, 01/22/16 (A)(B)	5,000,000	4,979,465
OZLM Funding, Ser 2013-4A, Cl A2
2.025%, 12/27/15 (A)(B)	5,000,000	4,865,495
Sudbury Mill CLO, Ser 2013-1A, Cl A1
1.724%, 01/17/16 (A)(B)	6,000,000	5,932,812
Voya CLO, Ser 2013-3A, Cl A2
2.057%, 01/18/16 (A)(B)	5,000,000	4,818,965
Total Collateralized Loan Obligations (Cost $20,942,974)		20,596,737

MUNICIPAL BONDS — 2.3%
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 12/01/22	1,570,000	1,521,817
3.200%, 12/01/21	1,580,000	1,529,519
Illinois State, Build America Bonds, GO
5.090%, 04/01/17	2,300,000	2,377,947
Total Municipal Bonds (Cost $5,416,780)		5,429,283

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount/ Shares	Value
SOVEREIGN DEBT — 2.1%
Kingdom of Denmark 0.875%, 03/20/17 (Cost $5,004,032)	$5,000,000	$5,021,890

CASH EQUIVALENT** — 1.2%
AIM STIT-Government & Agency Portfolio, Private Class, 0.040% (Cost $2,780,620)	2,780,620	2,780,620

Total Investments — 100.2% (Cost $237,375,274)†		$237,811,343

Percentages are based on Net Assets of $237,392,848.

**	Rate shown is the 7-day effective yield as of October 31, 2015.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2015.
(C)	Step Bonds. The rate reflected on the Schedule of Investments is the effective yield on October 31, 2015. The coupon on a step bond changes on a specified date.

AESOP – Auto Employee Stock Ownership Plan

Cl – Class

CLO – Collateralized Loan Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

MLP – Master Limited Partnership

MTN – Medium Term Note

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $237,375,274, and the unrealized appreciation and depreciation were $1,787,169 and $(1,351,100), respectively.

The following is a list of the level of inputs used as of October 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$78,050,173	$—	$78,050,173
U.S. Treasury Obligations	61,107,342	—	—	61,107,342
Mortgage-Backed Securities	—	42,865,794	—	42,865,794
Corporate Obligations	—	21,959,504	—	21,959,504
Collateralized Loan Obligations	—	20,596,737	—	20,596,737
Municipal Bonds	—	5,429,283	—	5,429,283
Sovereign Debt	—	5,021,890	—	5,021,890
Cash Equivalent	2,780,620	—	—	2,780,620

Total Investments in Securities	$63,887,962	$173,923,381	$—	$237,811,343

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 98.0%
Alaska — 0.4%
Anchorage, Ser D, GO, NATL
Callable 12/03/15 @ 100
5.000%, 06/01/18	$1,000,000	$1,004,090

Arizona — 1.0%
Maricopa County, Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,150,000	1,268,289
Pima County, Street and Highway Revenue Authority, RB
3.000%, 07/01/19	1,190,000	1,272,419

		2,540,708

Arkansas — 0.2%
University of Arkansas, RB
3.000%, 11/01/18	375,000	398,963

California — 2.5%
California State, GO
5.000%, 04/01/18	2,000,000	2,204,940
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	1,875,000	1,918,425
California State, School Finance Authority, RB
Callable 02/01/24 @ 100
5.350%, 08/01/24	600,000	669,546
Golden State, Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,129,870

		5,922,781

Colorado — 1.7%
Adams County, School District No. 14, GO, AGM (A) Pre-Refunded @100
5.125%, 12/01/16	1,000,000	1,051,750
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,190,720
Highlands Ranch, Metropolitan District No. 2, GO, NATL
Callable 12/03/15 @ 100
4.100%, 06/15/18	1,000,000	1,003,060

		4,245,530

Connecticut — 1.5%
Connecticut State, Ser B, GO
Callable 06/15/25 @ 100
5.000%, 06/15/29	3,000,000	3,514,710

District of Columbia — 1.3%
District of Columbia, RB
4.000%, 10/01/20	305,000	310,036
4.000%, 10/01/22	895,000	896,047
District of Columbia, Ser A, GO, AGM
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,836,362

		3,042,445

Florida — 2.7%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,120,140

Description	Face Amount	Value
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA/FNMA/FHLMC
Callable 01/01/20 @ 100
5.000%, 07/01/28	$880,000	$919,565
Orlando, Capital Improvement Project, Ser A, RB
3.000%, 04/01/18	1,750,000	1,843,800
Southeast Overtown Park West, Community Redevelopment Agency, Ser A-1, TA
5.000%, 03/01/17	1,285,000	1,348,119

		6,231,624

Georgia — 0.4%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO
Callable 12/03/15 @ 100
5.000%, 12/01/18	1,000,000	1,004,090

Illinois — 6.3%
Chicago, Board of Education, Ser F, GO
Callable 12/01/20 @ 100
5.000%, 12/01/21	3,090,000	3,010,834
Chicago, O’Hare International Airport, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,030,000	1,185,952
Chicago, Ser A, GO
5.000%, 01/01/22	1,000,000	1,041,920
4.000%, 01/01/20	900,000	897,903
Illinois State, GO
5.000%, 07/01/19	500,000	541,540
Illinois State, GO, AGM
Callable 10/01/17 @ 100
5.000%, 04/01/19	1,000,000	1,051,850
Illinois State, GO, AMBAC
Callable 12/03/15 @ 100
5.000%, 04/01/16	1,495,000	1,500,756
Illinois State, Ser A, GO
3.000%, 01/01/18	2,050,000	2,087,577
Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,780,417
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,152,540

		15,251,289

Indiana — 0.6%
Franklin Township, School Building, RB, AMBAC
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,357,044

Iowa — 2.1%
Coralville, Ser D, COP
5.250%, 06/01/16	500,000	504,535
Coralville, Ser D, COP
Callable 06/01/16 @ 100
5.250%, 06/01/17	250,000	252,283
Coralville, Urban Renewal Tax Increment, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,128,263

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
Hardin County, GO
2.500%, 06/01/17	$680,000	$698,741
2.500%, 06/01/18	785,000	815,120
2.500%, 06/01/19	925,000	968,244
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB
2.000%, 07/01/17	780,000	797,581

		5,164,767

Kentucky — 0.5%
Fayette County, School District Finance, Ser B, RB
2.000%, 07/01/16	1,080,000	1,091,102

Maryland — 0.9%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO
Callable 04/01/18 @ 100
4.700%, 04/01/36	1,000,000	1,047,380
Maryland State, Economic Development, RB
3.000%, 07/01/16	250,000	253,005
Maryland State, State Local Facilities, Ser A, GO (A)
Pre-Refunded @100
4.000%, 03/01/17	1,000,000	1,046,880

		2,347,265

Massachusetts — 0.4%
Fall River, GO
2.000%, 12/01/24	1,015,000	986,610

Michigan — 0.9%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,171,498
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,061,869

		2,233,367

Minnesota — 0.5%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100
2.600%, 09/01/42	1,149,367	1,110,438

Mississippi — 0.3%
Mississippi State, Ser S, COP
1.250%, 04/15/16	800,000	802,800

Missouri — 1.4%
Saint Louis, Municipal Finance, City Justice Center Project, RB
5.000%, 02/15/17	1,275,000	1,345,788
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,818,731

		3,164,519

New Mexico — 0.5%
Bernalillo County, Ser A, GO
Callable 08/01/17 @ 100
4.000%, 08/01/19	300,000	316,233

Description	Face Amount	Value
New Mexico State, Severance Tax, Ser A-1, RB
Callable 07/01/17 @ 100
2.750%, 07/01/20	$1,000,000	$1,025,370

		1,341,603

New York — 2.5%
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/27	2,400,000	2,818,704
New York State, Thruway Authority, Ser H, RB, NATL
4.000%, 01/01/18	1,000,000	1,072,040
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	350,000	398,979
5.000%, 05/15/21	300,000	346,137
Suffolk County, Public Improvement Project, Ser B, GO, NATL (A)
Pre-Refunded @100
4.375%, 11/01/18	1,400,000	1,400,168

		6,036,028

Ohio — 1.8%
Ohio State, Air Quality Development, RB
2.250%, 08/01/29	750,000	750,570
Ohio State, Higher Educational Facility Commission, RB
5.000%, 12/01/23	445,000	537,253
5.000%, 12/01/24	690,000	838,688
Ohio State, Ser A, GO
3.000%, 02/01/19	2,190,000	2,338,504

		4,465,015

Oklahoma — 2.6%
Cleveland County, Independent School District No. 29 Norman, GO
1.500%, 03/01/17	2,000,000	2,025,200
Oklahoma State, Housing Finance Agency, RB, GNMA
Callable 03/01/23 @ 100
3.750%, 03/01/44	893,116	904,244
University of Oklahoma, Ser C
Callable 07/01/25 @ 100
5.000%, 07/01/35	3,000,000	3,392,610

		6,322,054

Oregon — 0.4%
Oregon State, Board of Higher Education Project, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	445,000	465,199
Oregon State, Board of Higher Education Project, GO (A)
Pre-Refunded @100
4.500%, 08/01/32	555,000	592,945

		1,058,144

Pennsylvania — 0.2%
Philadelphia, Ser A, GO
5.000%, 07/15/20	500,000	575,840

Puerto Rico — 1.0%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B)
Callable 07/01/17 @ 100
0.898%, 07/01/25	2,000,000	1,210,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/18	$1,825,000	$1,272,938

		2,482,938

Rhode Island — 0.7%
Providence, Ser A, GO
5.000%, 07/15/18	1,500,000	1,642,215

Tennessee — 2.2%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,069,820
Memphis-Shelby County, Sports Authority, Ser A, RB
Callable 11/01/19 @ 100
5.000%, 11/01/22	1,800,000	2,020,392
Tennessee State, Housing Development Agency, RB
Callable 01/01/22 @ 100
2.750%, 01/01/24	455,000	461,197
2.750%, 07/01/24	325,000	330,548
Tennessee State, Housing Development Agency, Ser 2B, RB
2.350%, 01/01/21	365,000	374,136

		5,256,093

Texas — 54.9%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,135,920
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,303,125
Andrews County, Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,260,271
Arlington, Special Tax Revenue, RB
Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	273,095
Austin, Independent School District, GO
Callable 08/01/19 @ 100
4.125%, 08/01/21	1,000,000	1,095,720
Austin, Independent School District, GO, PSF-GTD
Callable 08/01/20 @ 100
5.000%, 08/01/21	500,000	580,920
Austin, Water & Wastewater System, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,152,370
Bastrop, Independent School District, School Building Project, GO, AGM
Callable 02/15/19 @ 100
5.000%, 02/15/34	1,000,000	1,099,490
Bastrop, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @100
5.250%, 02/15/32	500,000	530,875
Bayport Area, Gulf Coast Waste Disposal Authority, RB, AGM
5.000%, 10/01/21	250,000	293,155
5.000%, 10/01/22	200,000	236,356
Beaumont, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	526,310
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	685,000	780,085

Description	Face Amount	Value
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	$750,000	$883,628
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21	500,000	553,950
Clifton, Higher Education Finance, RB, PSF- GTD
Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	832,860
Clifton, Higher Education Finance, RB, PSF- GTD
5.000%, 08/15/24	1,185,000	1,428,920
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	2,000,000	1,977,580
College Station, GO
Callable 02/15/18 @ 100
4.500%, 02/15/27	1,730,000	1,836,084
4.000%, 02/15/19	1,000,000	1,068,260
College Station, GO (A)
Pre-Refunded @100
4.500%, 02/15/27	160,000	178,598
Conroe, Industrial Development, RB, AGM
4.000%, 09/01/18	595,000	643,385
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,107,445
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,211,730
Dallas County, Schools Tax, GO
4.000%, 06/01/19	1,500,000	1,574,325
3.000%, 06/01/19	940,000	932,555
Dallas County, Schools Tax, RB
Callable 06/01/16 @ 100
3.000%, 06/01/18	825,000	825,553
2.750%, 06/01/17	800,000	801,120
Dallas, GO (A)
Pre-Refunded @100
5.000%, 02/15/18	1,000,000	1,096,260
Dallas, GO, NATL
Callable 02/15/17 @ 100
4.250%, 02/15/22	165,000	172,405
Dallas, GO, NATL (A)
Pre-Refunded @100
4.250%, 02/15/22	845,000	886,194
Dallas, Ser B, RB
5.000%, 11/01/19	1,395,000	1,604,097
Dallas, Ser F, RB
Callable 11/01/23 @ 100
5.250%, 11/01/30	2,000,000	2,333,520
Denton, Independent School District, GO
Callable 08/15/19 @ 100
5.000%, 08/15/27	1,000,000	1,098,830
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,189,860
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,138,150
El Paso, GO
Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,135,660

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
Elkhart, Independent School District, School Building Project, GO, AGM
Callable 08/15/19 @ 100
4.625%, 08/15/30	$665,000	$723,081
Forney, Independent School District, School Building Project, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	1,000,000	1,066,000
Fort Bend County, Municipal Utility District No. 25, GO, AGM (A)
Pre-Refunded @100
5.600%, 10/01/36	1,000,000	1,045,580
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/27	500,000	536,305
Galveston County, GO
3.000%, 02/01/19	600,000	639,090
Garland, Independent School District, Ser A, GO, PSF-GTD
Callable 12/03/15 @ 100
3.000%, 02/15/19	350,000	350,788
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD (A)
Pre-Refunded @100
5.000%, 02/15/32	1,000,000	1,057,730
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,108,590
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,136,050
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/21	940,000	1,050,666
4.000%, 02/15/22	1,005,000	1,126,414
Houston, Independent School District, GO, PSF-GTD
5.000%, 02/15/23	2,500,000	3,034,850
Hurst, Waterworks and Sewer System, GO
Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	1,088,700
Irving, Hotel Occupancy Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,280,000	1,416,870
Irving, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @100
5.000%, 02/15/17	500,000	529,265
Kaufman County, GO, AGM
3.000%, 02/15/22	1,670,000	1,758,009
Klein, Independent School District, Schoolhouse Project, GO
Callable 08/01/19 @ 100
5.000%, 08/01/34	855,000	956,557
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	750,000	757,530

Description	Face Amount	Value
La Vernia, Higher Education Finance, Ser A, RB
Callable 08/15/24 @ 100
5.250%, 08/15/35	$3,435,000	$3,439,500
Love Field, Airport Modernization, AMT
5.000%, 11/01/22	1,000,000	1,173,220
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,730,850
Mesquite, Independent School District No. 1, School Building Project, GO
Callable 08/15/19 @ 100
4.375%, 08/15/26	560,000	622,462
Navarro County, Junior College District, RB, AGM
3.000%, 05/15/19	550,000	576,471
2.250%, 05/15/18	880,000	901,798
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	386,187
4.000%, 04/01/17	135,000	138,644
4.000%, 04/01/19	200,000	208,568
4.000%, 04/01/20	210,000	218,982
North East, Independent School District, Ser B, GO, PSF-GTD
5.000%, 02/01/22	1,330,000	1,595,667
5.000%, 02/01/23	1,410,000	1,710,795
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	2,015,000	2,175,878
North Texas, Tollway Authority, RB (A)
Pre-Refunded @100
5.750%, 01/01/18	1,000,000	1,106,700
North Texas, Tollway Authority, Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,402,800
Northside, Independent School District, GO, PSF-GTD (B)
1.350%, 06/01/33	2,825,000	2,844,747
Olmos Park, Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	3,074,760
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @100
5.000%, 02/01/33	1,000,000	1,092,700
Pleasant Grove, Independent School District, GO, PSF-GTD (A)
Pre-Refunded @200
5.250%, 02/15/17	1,000,000	1,061,880
Polk County, GO, AGM
3.000%, 08/15/19	1,150,000	1,223,657
Richardson, Independent School District, Ser B, GO
5.000%, 02/15/22	500,000	598,380
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,100,660
Royal, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	418,772

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount	Value
San Angelo, Independent School District, School Building Project, Ser A, GO, AGM (A)
Pre-Refunded @100
5.250%, 02/15/19	$1,110,000	$1,264,401
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100
5.000%, 06/01/25	1,200,000	1,413,228
San Antonio, GO
5.000%, 02/01/22	1,640,000	1,967,590
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100
5.000%, 09/15/23	500,000	592,505
5.000%, 09/15/26	3,000,000	3,493,740
San Antonio, Water System Revenue, RB
Callable 11/15/18 @ 100
5.375%, 05/15/39	500,000	554,500
San Antonio, Water System Revenue, RB
4.000%, 05/15/19	500,000	552,270
San Antonio, Water System Revenue, Ser B, RB
5.000%, 05/15/24	500,000	609,795
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.000%, 02/15/33	1,000,000	1,078,860
San Jacinto, Community College District, GO
3.000%, 02/15/19	1,795,000	1,903,759
San Marcos, Tax & Toll Revenue, GO, AGM (A)
Pre-Refunded @100
5.125%, 08/15/17	600,000	648,642
Sienna Plantation Levee, Improvement District, GO, BAM
4.000%, 09/01/19	500,000	553,510
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD (A)
Pre-Refunded @100
5.250%, 02/01/38	1,000,000	1,060,180
Texas A&M University, Permanent University Fund, RB
Callable 07/01/21 @ 100
4.000%, 07/01/22	1,850,000	2,087,595
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,153,140
Texas City, Industrial Development, Arco Pipe Line Company Project, RB
7.375%, 10/01/20	500,000	628,975
Texas State, College Student Loan, GO
Callable 08/01/20 @ 100
5.000%, 08/01/21	1,000,000	1,173,420
4.625%, 08/01/30	1,200,000	1,327,596
Texas State, Department of Housing & Community Affairs, Ser B, RB, GNMA
Callable 01/01/21 @ 100
4.050%, 07/01/26	720,000	763,200
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	3,009,850

Description	Face Amount	Value
Texas State, Public Finance Authority, Cosmos Foundation, Ser A, RB (A)
Pre-Refunded @100
6.000%, 02/15/30	$750,000	$899,880
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,627,085
5.375%, 05/01/20	1,365,000	1,516,611
5.250%, 05/01/19	1,300,000	1,418,742
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,183,501
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,584,072
Texas State, Ser A, GO
5.000%, 10/01/21	1,000,000	1,198,940
Texas State, University System, Ser A, RB
5.000%, 03/15/21	1,000,000	1,179,390
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,226,758
Titus County, Pass-Through Toll Project, Ser A, GO
4.000%, 03/01/18	555,000	587,701
Titus County, Pass-Through Toll Project, Ser B, GO
4.000%, 03/01/18	1,185,000	1,254,820
Tyler, Independent School District, School Building Project, GO (A)
Pre-Refunded @100
5.000%, 02/15/27	500,000	547,050
University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	543,825
Upper Trinity, Regional Water District, RB, AGM
4.000%, 08/01/17	250,000	263,600
3.000%, 08/01/19	250,000	265,560
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL (A)
Pre-Refunded @100
5.000%, 08/01/16	1,000,000	1,035,010
Waller, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.500%, 02/15/33	1,000,000	1,091,270
Wylie, GO Callable 02/15/18 @ 100
5.000%, 02/15/28	1,000,000	1,080,700

		132,306,085

Utah — 1.0%
Utah State, GO
5.000%, 07/01/19	2,000,000	2,294,520

Virginia — 3.3%
Fairfax County, Sewer Authority, RB
Callable 07/15/19 @ 100
4.000%, 07/15/25	1,500,000	1,602,885

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2015 (Unaudited)

Description	Face Amount/ Shares	Value
Virginia Commonwealth, Housing Development Authority, RB
2.150%, 04/01/21	$3,000,000	$3,073,200
Virginia Commonwealth, Housing Development Authority, Ser A, RB
Callable 01/01/22 @ 100
2.100%, 07/01/22	895,000	902,778
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,198,720

		7,777,583

Washington — 0.4%
Everett, Public Facilities District, Ser A, RB
5.000%, 12/01/17	900,000	963,990

Wisconsin — 0.9%
Wisconsin State, Ser B, GO
Callable 05/01/21 @ 100
4.500%, 05/01/31	2,000,000	2,214,940

Total Municipal Bonds (Cost $228,488,649)		236,151,190

CASH EQUIVALENTS* — 0.8%
AIM STIT-Government & Agency Portfolio, Private Class, 0.040% (Cost $1,923,234)	1,923,234	1,923,234

Total Investments — 98.8% (Cost $230,411,883)†		$238,074,424

Percentages are based on Net Assets of $240,886,110.

*	Rate shown is the 7-day effective yield as of October 31, 2015.
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015.

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corporation

BAM – Build America Mutual

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

NATL – National Public Finance Guaranty Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

Ser – Series

TA – Tax Allocation

†	At October 31, 2015, the tax basis of the Fund’s investments was $230,411,883, and the unrealized appreciation and depreciation were $9,437,344 and $(1,774,803), respectively.

The following is a list of the level of inputs used as of October 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$236,151,190	$—	$236,151,190
Cash Equivalent	1,923,234	—	—	1,923,234

Total Investments in Securities	$1,923,234	$236,151,190	$—	$238,074,424

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER TREASURY AND INCOME FUND
OCTOBER 31, 2015 (Unaudited)

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 80.8%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,062,357	$1,412,465
2.625%, 07/15/17	800,303	839,401
2.500%, 07/15/16 to 01/15/29	2,153,541	2,372,910
2.375%, 01/15/25	1,074,655	1,235,965
2.125%, 02/15/40	951,544	1,140,081
1.750%, 01/15/28	1,490,217	1,654,334
1.375%, 07/15/18 to 01/15/20	3,357,688	3,505,894

Total U.S. Treasury Obligations (Cost $11,197,794)		12,161,050

CASH EQUIVALENT* — 18.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.000% (Cost $2,844,478)	2,844,478	2,844,478

Total Investments — 99.7% (Cost $14,042,272)†		$15,005,528

Percentages are based on Net Assets of $15,046,832.

*	Rate shown is the 7-day effective yield as of October 31, 2015.
†	At October 31, 2015, the tax basis cost of the Fund’s investments was $14,042,272, and the unrealized appreciation and depreciation were $963,256 and $(0), respectively.

As of October 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 23, 2015